DERIVATIVE FINANCIAL INSTRUMENTS - Derivative Instruments by Term to Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	$ 16,667	$ 27,617
Less than 1 year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	4,119
1-5 Years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	12,317
5+ years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	231
Foreign exchange contracts | Designated for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	4,673	6,832
Foreign exchange contracts | Less than 1 year | Designated for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	855
Foreign exchange contracts | 1-5 Years | Designated for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	3,818
Foreign exchange contracts | 5+ years | Designated for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Interest rate derivatives | Designated for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	7,585	8,592
Interest rate derivatives | Less than 1 year | Designated for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Interest rate derivatives | 1-5 Years | Designated for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	7,585
Interest rate derivatives | 5+ years | Designated for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	8,332	12,591
Foreign exchange contracts | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	3,659	5,759
Foreign exchange contracts | Less than 1 year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	3,236
Foreign exchange contracts | 1-5 Years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	305
Foreign exchange contracts | 5+ years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	118
Cross currency swaps
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	726	271
Cross currency swaps | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	229	271
Cross currency swaps | Designated for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	497	0
Cross currency swaps | Less than 1 year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	20
Cross currency swaps | Less than 1 year | Designated for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Cross currency swaps | 1-5 Years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	100
Cross currency swaps | 1-5 Years | Designated for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	497
Cross currency swaps | 5+ years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	109
Cross currency swaps | 5+ years | Designated for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Interest rate derivatives
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	7,592	14,686
Interest rate derivatives | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	7	6,094
Interest rate derivatives | Less than 1 year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Interest rate derivatives | 1-5 Years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	7
Interest rate derivatives | 5+ years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Equity derivatives
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	17	69
Equity derivatives | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	17	$ 69
Equity derivatives | Less than 1 year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	8
Equity derivatives | 1-5 Years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	5
Equity derivatives | 5+ years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	$ 4